Derivative Instruments - Summary of Derivative Financial Instruments (Detail)		6 Months Ended		12 Months Ended
		Jun. 30, 2026 USD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)	Jun. 30, 2026 CAD ($)		Dec. 31, 2025 CAD ($)
Foreign Currency Hedge
Derivative [Line Items]
Notional amount						$ 200,000,000
Strike						1.4005%
Effective Date						Dec. 20, 2024
Maturity Date						Dec. 19, 2025
CORRA | Four Property Loan
Derivative [Line Items]
Notional amount	[1]						$ 62,370,975		$ 63,011,768
Strike	[1]	3.03%		3.03%			3.03%		3.03%
Effective Date	[1]	Jan. 09, 2025		Jan. 09, 2025
Maturity Date	[1]	Jan. 10, 2028		Jan. 10, 2028
CORRA | Burlington Loan
Derivative [Line Items]
Notional amount						$ 15,015,000
Strike						4.02%
Effective Date						Sep. 27, 2022
Maturity Date	[2]					Sep. 20, 2025
CORRA | Cambridge Loan
Derivative [Line Items]
Notional amount						$ 13,891,404
Strike						3.53%
Effective Date						Apr. 30, 2024
Maturity Date	[2]					Dec. 22, 2025
CORRA | North York Loan
Derivative [Line Items]
Notional amount						$ 24,083,333
Strike						3.79%
Effective Date						Jan. 31, 2023
Maturity Date	[2]					Feb. 02, 2026
CORRA | Ontario Loan
Derivative [Line Items]
Notional amount						$ 124,232,000
Strike						4.73%
Effective Date						Jun. 15, 2023
Maturity Date	[2]					Jun. 15, 2026
SOFR | Huntington Credit Facility
Derivative [Line Items]
Notional amount		$ 86,103,075	[3]	$ 86,937,660	[4]	$ 107,574,000
Strike		1.54%	[3]	2.29%	[4]	2.89%	1.54%	[3]	2.29%	[4]
Effective Date		Mar. 02, 2026	[3]	Dec. 01, 2025	[4]	Nov. 15, 2024
Maturity Date		Nov. 30, 2027	[3]	Nov. 30, 2027	[3],[4]	Nov. 30, 2027
CDOR | Bank of Montreal Loan
Derivative [Line Items]
Notional amount						$ 21,625,000
Strike						4.47%
Effective Date						May 04, 2023
Maturity Date	[2]					May 04, 2026

[1]	Notional amount is denominated in CAD and has been designated as a cash flow hedge.
[2]	These interest rate derivatives were terminated during the first quarter of 2025.
[3]	Notional amount is denominated in USD and has been designated as a cash flow hedge.
[4]	Notional amount was denominated in USD, was designated as a cash flow hedge and was terminated during the first quarter of 2026.